Related Party Transactions (Details) - Schedule of amounts charged to us or reimbursed by us under these agreements - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction, Administrative Services [Member] | Affiliated Entity [Member] | Idealab [Member]
Related Party Transaction [Line Items]
Administrative services provided by Idealab	$ 133	$ 288